Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	FRONTIER FUNDS, INC.
Entity Central Index Key	0001014913
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 27, 2023
Document Effective Date	Oct. 31, 2023
Prospectus Date	Oct. 31, 2023
Frontier MFG Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMGEX
Frontier MFG Global Equity Fund | Service Class
Prospectus:
Trading Symbol	FMGSX
Frontier MFG Global Sustainable Fund | Institutional Class Shares
Prospectus:
Trading Symbol	FMSGX
Frontier MFG Global Sustainable Fund | Service Class Shares
Prospectus:
Trading Symbol	FMSRX
Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus:
Trading Symbol	FMGIX
Frontier MFG Core Infrastructure Fund | Service Class
Prospectus:
Trading Symbol	FCIVX
Frontier HyperiUS Global Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	FHYPX
Frontier HyperiUS Global Equity Fund | Service Class Shares
Prospectus:
Trading Symbol	FHGSX